Equity - EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity Disclosure
EQUITY

Common Stock

Farmer Mac has three classes of common stock outstanding:

•
Class A voting common stock, which may be held only by banks, insurance companies, and other financial institutions or similar entities that are not institutions of the Farm Credit System ("FCS").  By federal statute, no holder of Class A voting common stock may directly or indirectly be a beneficial owner of more than 33 percent of the outstanding shares of Class A voting common stock.

•	Class B voting common stock, which may be held only by institutions of the FCS. There are no restrictions on the maximum holdings of Class B voting common stock.

•	Class C non-voting common stock, which has no ownership restrictions.

During 2013, 2012, and 2011, Farmer Mac paid a quarterly dividend of $0.12, $0.10, and $0.05, respectively, per share on all classes of its common stock. On February 6, 2014, Farmer Mac's board of directors declared a quarterly dividend of $0.14 per share on Farmer Mac's common stock payable on March 31, 2014.  Farmer Mac's ability to declare and pay dividends on common stock could be restricted if it failed to comply with applicable capital requirements.

Preferred Stock

On January 17, 2013, Farmer Mac issued 2.4 million shares of 5.875 percent Non-Cumulative Preferred Stock, Series A (the "Series A Preferred Stock"). The Series A Preferred Stock has a par value of $25.00 per share, a liquidation preference of $25.00 per share, and an annual dividend rate of 5.875 percent. Dividends on the Series A Preferred Stock are non-cumulative, so dividends that are not declared for a payment date will not accrue. Farmer Mac incurred $1.7 million of direct costs related to the issuance of Series A Preferred Stock. Farmer Mac used the proceeds from the sale of the Series A Preferred Stock to redeem and retire the outstanding shares of Series C Non-Voting Cumulative Preferred Stock ("Series C Preferred Stock"). As of December 31, 2013, Farmer Mac had 2.4 million shares of Series A Preferred Stock outstanding. As of December 31, 2012, Farmer Mac had 57,578 shares of Series C Preferred Stock outstanding. Prior to its redemption, dividends on Series C Preferred Stock compounded quarterly at an annual rate of 5.0 percent of the then-applicable liquidation preference per share.

Farmer Mac's ability to declare and pay dividends on its preferred stock could be restricted if it failed to comply with regulatory capital requirements. Farmer Mac's preferred stock is included as a component of core capital for regulatory and statutory capital compliance measurements.

Non-Controlling Interest in Farmer Mac II LLC

On January 25, 2010, Farmer Mac completed a private offering of $250.0 million of securities issued by a newly formed Delaware statutory trust.  The trust securities represent undivided beneficial ownership interests in 250,000 shares of non-cumulative perpetual preferred stock (the "Farmer Mac II LLC Preferred Stock") of Farmer Mac's subsidiary, Farmer Mac II LLC, a Delaware limited liability company.  The Farmer Mac II LLC Preferred Stock has a liquidation preference of $1,000 per share.

Dividends on the Farmer Mac II LLC Preferred Stock will be payable if, when, and as declared by Farmer Mac II LLC's board of directors, quarterly, on a non-cumulative basis, on March 30, June 30, September 30, and December 30 of each year.  From the date of issuance to but excluding the quarterly payment date occurring on March 30, 2015, the annual dividend rate on the Farmer Mac II LLC Preferred Stock will be 8.875 percent.  From March 30, 2015 to but excluding the quarterly payment date occurring on March 30, 2020, the annual dividend rate on the Farmer Mac II LLC Preferred Stock will be 10.875 percent.  Beginning on March 30, 2020, the dividend rate on the Farmer Mac II LLC Preferred Stock will be an annual rate equal to three-month LIBOR plus 8.211 percent.  Dividends on the Farmer Mac II LLC Preferred Stock are non-cumulative, so dividends that are not declared for any payment date will not accrue.  Farmer Mac II LLC Preferred Stock is permanent equity of Farmer Mac II LLC and is presented as "Non-controlling interest – preferred stock" within permanent equity on the consolidated balance sheets of Farmer Mac. Farmer Mac II LLC incurred $8.1 million of direct costs related to the issuance of the Farmer Mac II LLC Preferred Stock, which reduced the amount of non-controlling interest – preferred stock.  The accrual of declared dividends is presented as "Net income attributable to non-controlling interest – preferred stock dividends" on the consolidated statements of operations on a pre-tax basis.  The consolidated tax benefit is included in income tax expense. Farmer Mac II LLC may redeem the preferred stock on March 30 of 2015, 2016, 2017, 2018, and 2019 and on any payment date on or after March 30, 2020, in whole or in part, at a cash redemption price equal to the liquidation preference.

Equity-based Incentive Compensation Plans

Farmer Mac's 2008 Omnibus Incentive Compensation Plan authorizes the grants of restricted stock, stock options and SARs, among other alternative forms of equity-based compensation, to directors, officers and other employees.  SARs awarded to officers and employees vest annually in thirds and SARs awarded to directors vest fully after approximately one year.  If not exercised or terminated earlier due to the termination of employment or service on the Board, SARs granted to officers or employees expire after 10 years and those granted to directors expire after 7 years.  For all SARs granted, the exercise price is equal to the closing price of the Class C non-voting common stock on the date of grant.  SARs granted during 2013 have exercise prices ranging from $30.20 to $37.17 per share, SARs granted during 2012 have exercise prices ranging from $21.69 to $32.85 per share, and SARS granted during 2011 have exercise prices ranging from $18.14 to $18.17 per share.  During 2013, restricted stock awards were granted to directors with a vesting period of one year, to officers vesting in three years provided certain performance targets are met, and to officers and employees vesting annually in thirds. During 2012 and 2011, restricted stock awards were granted to directors with a vesting period of one year, and restricted stock awards were granted to officers vesting in three years provided certain performance targets are met.

The following tables summarize stock options, SARs and non-vested restricted stock activity for the years ended December 31, 2013, 2012, and 2011:

Table 9.1

	For the Year Ended December 31,
	2013		2012		2011
	Stock Options and SARs	Weighted- Average Exercise Price	Stock Options and SARs	Weighted- Average Exercise Price	Stock Options and SARs	Weighted- Average Exercise Price
Outstanding, beginning of year	788,748	$20.89	1,327,066	$18.72	1,924,133	$21.16
Granted	94,017	31.24	157,983	22.32	146,000	18.63
Exercised	(208,877)	16.24	(427,348)	13.18	(32,001)	6.99
Canceled	(9,643)	23.02	(268,953)	23.29	(711,066)	25.83
Outstanding, end of year	664,245	$23.78	788,748	$20.89	1,327,066	$18.72
Exercisable at end of year	483,216	$22.83	574,439	$21.76	914,743	$21.12

	For the Year Ended December 31,
	2013		2012		2011
	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	91,311	$18.75	196,076	$12.15	182,609	$9.63
Granted	73,985	30.27	72,637	21.92	73,060	18.77
Canceled	(1,000)	31.42	(59,624)	16.98	(2,003)	18.77
Vested and issued	(66,011)	18.21	(117,778)	10.62	(57,590)	12.33
Outstanding, end of year	98,285	$27.66	91,311	$18.75	196,076	$12.15

The cancellations of stock options, SARs, and non-vested restricted stock during 2013, 2012, and 2011 were due either to unvested awards terminating in accordance with the provisions of the applicable stock option plans upon directors' or employees' departures from Farmer Mac, by voluntary forfeiture, or vested awards terminating unexercised on their expiration date.

Farmer Mac receives cash when stock options are exercised. Cash is not received from exercises of SARs or the vesting and issuance of restricted stock. Farmer Mac received $1.9 million from the exercise of stock options during 2013 and $2.9 million during 2012.  There were no exercises of stock options in 2011. During 2013, 2012, and 2011, the reduction of income taxes payable as a result of the deduction for the exercise of stock options and SARs and the vesting or accelerated tax elections of restricted stock was $2.1 million, $3.4 million, and $0.5 million, respectively.

During 2013 and 2012, Farmer Mac recorded a net increase to additional paid-in capital of $1.1 million and $1.4 million, respectively, and a net reduction of $0.2 million in 2011 related to stock-based compensation awards.

Farmer Mac has a policy that permits directors of Farmer Mac to elect to receive shares of Class C non-voting common stock in lieu of cash retainers. During 2013, Farmer Mac issued 842 shares of Class C non-voting common stock with a fair value of $26,000 to the 7 directors who made that election. During 2012, Farmer Mac issued 649 shares of Class C non-voting common stock with a fair value of $15,000 to the 4 directors who made that election.  During 2011, Farmer Mac issued 1,283 shares of Class C non-voting common stock with a fair value of $24,000 to the 4 directors who made that election.  Fair values are determined based on the closing price of the Class C non-voting common stock as of the last business day of each quarter.

The following tables summarize information regarding stock options, SARs, and non-vested restricted stock outstanding as of December 31, 2013:

Table 9.2

	Outstanding		Exercisable		Vested or Expected to Vest
Range of Exercise Prices	Stock Options and SARs	Weighted- Average Remaining Contractual Life	Stock Options and SARs	Weighted- Average Remaining Contractual Life	Stock Options and SARs	Weighted- Average Remaining Contractual Life
$5.00 - $ 9.99	32,000	5.3 years	32,000	5.3 years	32,000	5.3 years
10.00 - 14.99	68,331	6.4 years	68,331	6.4 years	68,331	6.4 years
15.00 - 19.99	74,000	7.4 years	46,333	7.4 years	70,660	7.4 years
20.00 - 24.99	141,537	5.7 years	84,204	3.9 years	136,204	5.6 years
25.00 - 29.99	229,354	3.5 years	229,354	3.5 years	229,354	3.5 years
30.00 - 34.99	115,023	8.3 years	22,994	4.4 years	110,368	8.3 years
35.00 - 39.99	4,000	9.1 years	—	—	3,720	9.1 years
	664,245		483,216		650,637

	Outstanding		Expected to Vest
Weighted- Average Grant-Date Fair Value	Non-vested Restricted Stock	Weighted-Average Remaining Contractual Life	Non-vested Restricted Stock	Weighted-Average Remaining Contractual Life
$15.00 - $19.99	13,300	0.2 years	6,650	0.2 years
20.00 - 24.99	12,000	1.2 years	11,160	1.2 years
25.00 - 29.99	—	—	—	—
30.00 - 34.99	72,985	1.4 years	67,930	1.4 years
	98,285		85,740

The weighted average exercise price of the 650,637 options and SARs vested or expected to vest as of December 31, 2013 was $23.77.

As of December 31, 2013 and 2012, the intrinsic value of options, SARs, and non-vested restricted stock outstanding, exercisable, and vested or expected to vest was $10.0 million and $11.4 million, respectively.  During 2013, 2012, and 2011, the total intrinsic value of options and SARs exercised was $3.8 million, $7.4 million, and $0.5 million, respectively.  As of December 31, 2013, there was $2.5 million of total unrecognized compensation cost related to non-vested stock options, SARS and restricted stock awards.  This cost is expected to be recognized over a weighted-average period of 1.5 years.

The weighted-average grant date fair values of options, SARs, and restricted stock awards granted in 2013, 2012, and 2011 were $23.12, $16.73, and $15.35 per share, respectively.  Under the fair value-based method of accounting for stock-based compensation cost, Farmer Mac recognized compensation expense of $3.0 million, $2.5 million, and $3.0 million during 2013, 2012, and 2011, respectively.

The fair values of stock options and SARs were estimated using the Black-Scholes option pricing model based on the following assumptions:

Table 9.3

	For the Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.6%	1.1%	2.2%
Expected years until exercise	4 years	5 years	6 years
Expected stock volatility	83.4%	94.6%	102.5%
Dividend yield	1.5%	1.8%	1.1%

The risk-free interest rates used in the model were based on the U.S. Treasury yield curve in effect at the grant date.  Farmer Mac used historical data to estimate the timing of option exercises and stock option cancellation rates used in the model.  Expected volatilities were based on historical volatility of Farmer Mac's Class C common stock.  The dividend yields were based on the expected dividends as a percentage of the value of Farmer Mac's Class C common stock on the grant date.

Because restricted stock awards will be issued upon vesting regardless of the stock price, expected stock volatility is not considered in determining grant date fair value.  Restricted stock awards also accrue dividends which are paid at vesting.  The weighted-average grant date fair value of the restricted stock awarded in 2013, 2012, and 2011 was $30.27, $21.92, and $18.77 per share, respectively, which was the closing price of the stock on the date granted.

Statutory and Regulatory Capital Requirements

Farmer Mac is subject to three statutory and regulatory capital requirements:

•
Statutory minimum capital requirement – Farmer Mac's statutory minimum capital level is an amount of core capital (stockholders' equity less accumulated other comprehensive income plus non-controlling interest – preferred stock) equal to the sum of 2.75 percent of Farmer Mac's aggregate on-balance sheet assets, as calculated for regulatory purposes, plus 0.75 percent of the aggregate off-balance sheet obligations of Farmer Mac, specifically including:

◦	the unpaid principal balance of outstanding Farmer Mac Guaranteed Securities;

◦	instruments issued or guaranteed by Farmer Mac that are substantially equivalent to Farmer Mac Guaranteed Securities, including LTSPCs; and

◦	other off-balance sheet obligations of Farmer Mac.

•	Statutory critical capital requirement – Farmer Mac's critical capital level is an amount of core capital equal to 50 percent of the total minimum capital requirement at that time.

•
Risk-based capital requirement – Farmer Mac's charter directs the Farm Credit Administration ("FCA") to establish a risk-based capital stress test for Farmer Mac, using specified stress-test parameters.

Farmer Mac is required to comply with the higher of the minimum capital requirement and the risk-based capital requirement.

As of December 31, 2013, Farmer Mac's minimum and critical capital requirements were $398.5 million and $199.3 million, respectively, and its actual core capital level was $590.7 million, which was $192.2 million above the minimum capital requirement and $391.4 million above the critical capital requirement as of that date.  As of December 31, 2012, Farmer Mac's minimum and critical capital requirements were $374.0 million and $187.0 million, respectively, and its actual core capital level was $519.0 million, which was $145.0 million above the minimum capital requirement and $332.0 million above the critical capital requirement as of that date.

Based on the risk-based capital stress test, Farmer Mac's risk-based capital requirement as of December 31, 2013 was $90.8 million, and Farmer Mac's regulatory capital (core capital plus the allowance for losses) of $604.0 million exceeded that amount by approximately $513.2 million.  As of December 31, 2012, Farmer Mac's risk-based capital requirement was $58.1 million, and Farmer Mac's regulatory capital of $535.9 million exceeded that amount by approximately $477.8 million.